CASH FLOW INFORMATION (Details) - Schedule of supplemental disclosure - USD ($)	12 Months Ended
	Jul. 31, 2025	Jul. 31, 2024
Cash Flow Information
Interest paid, net of capitalized interest of $84,265 (2025), and $85,610 (2024)	$ 70,141	$ 141,975
Income tax (refunded)